Contents of Significant Accounts - Aging Analysis of Accounts Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable, net	$ 34,624,109	$ 1,248,165	$ 27,094,355
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	34,818,600		27,300,439
Neither past due [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	30,758,397		23,801,905
Past due [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	4,060,203		3,498,534
Past due [member] | Less than or equal to 30 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	3,294,617		2,730,865
Past due [member] | 31 to 60 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	138,854		95,398
Past due [member] | 61 to 90 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	8,026		13,258
Past due [member] | 91 to 120 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	43,413		23,774
Past due [member] | Greater than or equal to 121 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	$ 575,293		$ 635,239